Time charters acquired (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 21, 2015	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Fair value of the favorable time charter acquired			$ 20,000
Amortization of intangible assets	$ 3,594	$ 3,594
Accumulated amortization	18,327			$ 14,733
Above-market acquired time charter contract, net	1,673			$ 5,267
Lena River
Finite-Lived Intangible Assets [Line Items]
Consideration for vessel and related time charter			$ 240,000
Amortization of intangible assets	$ 3,594	$ 3,594